(18) PRIVATE PENSION PLAN (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	R$ 8,993	R$ 8,243	R$ 6,356	R$ 4,570
Interest on actuarial obligations	667,877	627,590	703,927	643,894
Expected return on plan assets	(567,062)	(547,959)	(596,396)	(572,476)
Effect of asset ceiling	2,795	2,035		520
Total expense (income)	112,603	89,909	113,887	76,505
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	925	835	707	828
Interest on actuarial obligations	449,173	421,083	476,613	467,872
Expected return on plan assets	(372,121)	(359,588)	(392,819)	(404,184)
Effect of asset ceiling	0	0		0
Total expense (income)	77,977	62,330	84,501	64,514
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	5,447	4,365	3,153	3,242
Interest on actuarial obligations	125,059	114,628	127,561	121,158
Expected return on plan assets	(107,795)	(102,621)	(113,470)	(115,608)
Effect of asset ceiling	0	0		0
Total expense (income)	22,711	16,372	17,244	8,791
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	84	78	73	76
Interest on actuarial obligations	10,507	10,109	11,431	11,184
Expected return on plan assets	(8,699)	(8,634)	(9,437)	(9,582)
Effect of asset ceiling	0	0		0
Total expense (income)	1,892	1,553	2,067	1,677
Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	185	175	270	59
Interest on actuarial obligations	34,342	33,552	37,395	35,211
Expected return on plan assets	(37,500)	(35,950)	(37,412)	(35,632)
Effect of asset ceiling	2,795	2,035		520
Total expense (income)	(178)	(188)	253	158
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	2,352	2,790	2,153	365
Interest on actuarial obligations	48,796	48,218	50,927	8,469
Expected return on plan assets	(40,947)	(41,166)	(43,258)	(7,470)
Effect of asset ceiling	0	0		0
Total expense (income)	R$ 10,201	R$ 9,842	R$ 9,822	R$ 1,364